Balance Sheet Components (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 15, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Components [Line Items]
Depreciation expense		$ 56,000	$ 64,000	$ 166,000	$ 181,000	$ 237,537	$ 269,137
Prepaid expenses for smart retail carts	$ 5,000,000	$ 5,000,000		$ 5,000,000
iFREE Group Holdings Limited [Member]
Balance Sheet Components [Line Items]
Shares purchase of asset (in Shares)	6,250
Value purchase of asset	$ 800